Loans, Impaired Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	$ 4,473	$ 4,955	$ 5,863
Base case scenario [member] | Previously stated [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	4,396	4,809	5,407
Pessimistic scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	945	1,141	1,944
Probability Weighted Scenarios [Member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	$ 457	$ 494	$ 495